Selected Financial Statement Information	12 Months Ended
Dec. 31, 2011
Selected Financial Statement Information
Selected Financial Statement Information

6. Selected Financial Statement Information

Property and Equipment

        Our property and equipment at December 31, consists of the following:

(in thousands)	2011	2010
Medical Equipment	$491,629	$413,975
Less: Accumulated depreciation	(255,742)	(207,133)

Medical equipment, net	235,887	206,842

Leasehold improvements	11,181	7,386
Office equipment and vehicles	47,221	38,778

	58,402	46,164
Less: Accumulated depreciation and amortization	(29,942)	(25,402)

Property and office equipment, net	28,460	20,762

Total property and equipment, net	$264,347	$227,604

Property and equipment financed under capital leases, net	$18,134	$11,944

Other Intangible Assets and Goodwill

        Our other intangible assets and goodwill as of December 31, 2011 and 2010, by reporting segment, consist of the following:

(in thousands)	Customer Relationships	Supply Agreement	Technology Databases	Non-Compete Agreements	Favorable Lease Agreements	Trade Names	Goodwill
Medical Equipment Outsourcing
Balance at January 1, 2010	$51,071	$20,833	$—	$83	$—	$143,000	$205,953
Amortization	(8,929)	(2,678)	—	(18)	—	—	—

Balance at December 31, 2010	42,142	18,155	—	65	—	143,000	205,953
Acquisition of the former Emergent Group Inc.	17,669	—	217	—	—	4,264	39,686
Other Acquisitions	3,600	—	—	140	—	—	6,014
Amortization	(10,002)	(2,905)	(54)	(27)	—	(4,264)	—

Balance at December 31, 2011	53,409	15,250	163	178	—	143,000	251,653

Technical and Professional Services
Balance at January 1, 2010	7,212	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2010	6,520	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2011	5,828	—	—	—	—	23,000	55,655

Sales and Remarketing
Balance at January 1, 2010	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2010	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2011	—	—	—	—	—	—	18,603

Corporate and Unallocated
Balance at January 1, 2010	—	—	3,383	—	71	—	—
Amortization	—	—	(1,400)	—	(21)

Balance at December 31, 2010	—	—	1,983	—	50	—	—
Amortization	—		(1,400)	—	(21)

Balance at December 31, 2011	—	—	583	—	29	—	—

Total
Balance at January 1, 2010	58,283	20,833	3,383	83	71	166,000	280,211

Amortization	(9,621)	(2,678)	(1,400)	(18)	(21)	—	—

Balance at December 31, 2010	48,662	18,155	1,983	65	50	166,000	280,211
Acquisition of the former Emergent Group Inc.	17,669	—	217	—	—	4,264	39,686
Other Acquisitions	3,600	—	—	140	—	—	6,014
Amortization	(10,694)	(2,905)	(1,454)	(27)	(21)	(4,264)	—

Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911

        Total amortization expense related to intangible assets was approximately $19.4, $13.7 and $14.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        As of December 31, 2011, management performed its required annual testing of impairment of goodwill as well as indefinite-lived medical equipment outsourcing and technical and professional services trade names. Fair values were estimated using estimates, judgments, and assumptions (see Note 2, Significant Accounting Policies) that management believes were appropriate in the circumstances. There is no aggregate goodwill impairment for any of the periods presented in our consolidated financial statements.

        During the fourth quarter of 2011, the Company implemented a rebranding strategy with respect to its laser surgical services business whereby the Company changed the legal name of PRI Medical Technologies, Inc. to UHS Surgical Services, Inc. and ceased using the PRI Medical trade name as of December 31, 2011 (see Note 3, Acquisitions). Accordingly, management determined in the fourth quarter of 2011 that it was appropriate to change the estimated remaining useful life of the PRI Medical trade name from 114 months to 3 months. As a result, the remaining book value of this trade name of $4.1 million was amortized during the fourth quarter of 2011.

        At December 31, 2011, future estimated amortization expense related to intangible assets for each of the years ended December 31, 2011 to 2016 and thereafter is estimated as follows:

(in thousands)
2012	$14,336
2013	12,890
2014	11,971
2015	11,066
2016	9,960
Thereafter	15,217

$75,440

        Future amortization expense is an estimate. Actual amounts may change due to additional intangible asset acquisitions, impairment, accelerated amortization or other events.